Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - Revenue and Receivables from Significant Clients - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Accounts Receivable	$ 557	$ 1,029	$ 557	$ 1,029
Sales Revenue [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Revenue	$ 2,056	$ 2,312	$ 3,873	$ 3,544
% of Total Revenue	25.00%	39.00%	23.00%	32.00%
Health Smart Preferred Care II, L.P [Member] | Accounts Receivable [Member] | Ancillary Network [Member] | Customer Concentration Risk [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Accounts Receivable					$ 870	$ 532
Health Smart Preferred Care II, L.P [Member] | Sales Revenue [Member] | Ancillary Network [Member] | Customer Concentration Risk [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Revenue					$ 7,764	$ 5,905
% of Total Revenue					34.00%	22.00%
Benefit Administrative Systems LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Accounts Receivable					$ 179	$ 148
Benefit Administrative Systems LLC [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Revenue					$ 1,818	$ 2,618
% of Total Revenue					8.00%	10.00%
Health Markets Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Accounts Receivable					$ 244	$ 252
Health Markets Inc [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Revenue					$ 1,967	$ 3,599
% of Total Revenue					9.00%	13.00%